Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	$ (2)	$ 115	$ 234
Foreign income taxed at different rates	(11)	56	149
Change in valuation allowance	133	111	148
Italian IRAP taxes	22	6	38
Tax contingencies	(2)	26	(60)
Tax credits and incentives	(88)	(43)	(83)
Venezuela remeasurement and impairment charges	16	51
Non-deductible EC Settlement	160
Change in tax rate or law	14	23
Withholding taxes	11	8	7
Other	45	7	34
Total income tax provision	$ 298	$ 360	$ 467